STOCKHOLDERS' EQUITY (Details) - USD ($)	1 Months Ended
	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, authorized (in shares)		1,000,000	1,000,000
Preferred stock, par value (in usd per share)		$ 0.0001	$ 0.0001
Preferred stock, issued (in shares)		0	0
Preferred stock, outstanding (in shares)		0	0
Common stock, authorized (in shares)		50,000,000	50,000,000
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001
Common stock, issued (in shares)		3,370,388	3,370,388
Common stock, outstanding (in shares)		3,370,388	3,370,388
Common stock subject to possible redemption (in shares)		9,074,117	13,001,552
Representative shares, lock-up period	180 days
Sponsor
Class of Stock [Line Items]
Price of the founder shares	$ 910
Early Bird Capital
Class of Stock [Line Items]
Representative shares	120,000